Taxation - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
UK corporation tax on profit for the year	£ 475	£ 526	£ 401
Adjustments in respect of prior years	(15)	(81)	(24)
Total current tax	460	445	377
Deferred tax:
Charge/(credit) for the year	106	(29)	100
Adjustments in respect of prior years	(7)	64	15
Total deferred tax	99	35	115
Tax on profit from continuing operations	£ 559	£ 480	£ 492